SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Construction Equipment [Member]
Lessor, Lease, Description [Line Items]
Property and equipment estimated useful life		10 years
Construction Equipment [Member] | Minimum [Member]
Lessor, Lease, Description [Line Items]
Property and equipment estimated useful life	5 years
Construction Equipment [Member] | Maximum [Member]
Lessor, Lease, Description [Line Items]
Property and equipment estimated useful life	10 years
Leasehold Improvements [Member]
Lessor, Lease, Description [Line Items]
Property and equipment useful lives	The lesser of 10 years or the remaining life of the lease	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures [Member]
Lessor, Lease, Description [Line Items]
Property and equipment estimated useful life	5 years	5 years
Computers [Member]
Lessor, Lease, Description [Line Items]
Property and equipment estimated useful life	3 years	3 years
Vehicles [Member]
Lessor, Lease, Description [Line Items]
Property and equipment estimated useful life	10 years	10 years